Business and Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue Recognition, Milestone Method [Line Items]
Accrual for agency premiums, time lag period	15 months
Agent commission split rate	76.70%	76.10%	76.00%
Provision claims losses at provision rate at time the accrual for premiums is recorded, excluding reserves	4.90%	5.40%	5.70%
Release of reserves	$ 97
Average premium accrual impact to pretax earnings, percent of accrued premium (approximately)	11.00%
Impact on earnings from change in premium accrual	$ 1	$ 4	$ 5
Premiums receivable, net of accrued sales commissions	55	53
Premiums receivable, net	280	267
Accrued agent commissions	$ 225	$ 214
Home warranty insurance policy, life (in years)	1 year
Minimum
Revenue Recognition, Milestone Method [Line Items]
Premiums, percent reported within 3 months	84.00%
Premiums, percent reported in 4-6 months	9.00%
Maximum
Revenue Recognition, Milestone Method [Line Items]
Premiums, percent reported within 3 months	88.00%
Premiums, percent reported in 4-6 months	12.00%